RELATED PARTY TRANSACTIONS - Remuneration of key personnel (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
REMUNERATION OF KEY PERSONNEL
Short-term benefits	R$ 64,820	R$ 92,851
Post-employment benefits	2,165	2,641
Shares based remuneration	17,820	28,594
Other long-term benefits	1,395
Total	R$ 86,200	R$ 124,086